Other Assets - Activity in Allowance for Credit Losses (Details) - Customer portfolio segment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Activity in allowance for credit losses related to customer financing receivables, net
Balance at beginning of year	$ (3,888)	$ 0
Provisions, net	(4,481)	(3,706)
Amounts written off as uncollectible	0	20
Foreign currency translation	513	(59)
Other	0	(143)
Balance at end of year	$ (7,856)	$ (3,888)